LONG TERM NOTES PAYABLE (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 USD ($) yr MW
Long Term Notes Payable 1	$ 96,800,000
Long Term Notes Payable 2	13
Long Term Notes Payable 3 | yr	21.5
Long Term Notes Payable 4	2.598%
Long Term Notes Payable 5	$ 1,709,963
Long Term Notes Payable 6	1,626,251
Long Term Notes Payable 7	63,546,722
Long Term Notes Payable 8	$ 3,375,448
Long Term Notes Payable 9 | MW	10
Long Term Notes Payable 10	$ 2,000,000
Long Term Notes Payable 11	$ 119,382
Long Term Notes Payable 12	7.00%
Long Term Notes Payable 13	$ 1,086,383
Long Term Notes Payable 14	$ 412,135
Long Term Notes Payable 15 | yr	24
Long Term Notes Payable 16	6.75%
Long Term Notes Payable 17	$ 29,665,959
Long Term Notes Payable 18	$ 624,428